Cover	Apr. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 14, 2026
Entity File Number	000-56824
Entity Registrant Name	Leef Brands, Inc.
Entity Central Index Key	0001711141
Entity Tax Identification Number	98-1653633
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	Suite 2500 Park Place
Entity Address, Address Line Two	666 Burrard Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 2X8
City Area Code	(416)
Local Phone Number	797-6455
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
[custom:EntityIncorporationStateCountry]	Canada